BALANCE SHEET COMPONENTS - Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Finite-Lived Intangible Assets [Line Items]
Gross	$ 5,561
Accumulated Amortization	(2,209)
Total future amortization expense	3,352
2024	866
2025	818
2026	740
2027	730
2028	80
Thereafter	118
Trademarks and purchased technology
Finite-Lived Intangible Assets [Line Items]
Gross	2,961	$ 2,305
Accumulated Amortization	(2,209)	(2,014)
Total future amortization expense	752	$ 291
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Gross	2,600
Accumulated Amortization	0
Total future amortization expense	$ 2,600